Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of company's assets that are measured at fair value on a recurring basis
	June 30, 2022	December 31, 2021
Risk-free interest rate	2.97%	1.14%
Expected volatility	2.80%	12.3%
Exercise price	$11.50	$11.50
Stock Price	$10.08	$10.00
Input:	May 19, 2022	June 30, 2022
Risk-free interest rate	2.77%	2.99%
Expected term (years)	5.36	5.25
Expected volatility	2.1%	2.8%
Exercise price	11.50	$11.50
Fair value of Units	9.38	$10.08
Probability of Business Combination	60%	60%

Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$75,758,781	$75,751,204

Liabilities:
Warrant Liabilities – Public Warrants	1	$2,398,500	$10,350,000
Warrant Liabilities – Private Placement Warrants	3	$2,398,500	$10,350,000

Schedule of quantitative information regarding Level 3 fair value measurements
	December 31, 2021	December 31, 2020
Risk-free interest rate	1.14%	0.39%
Trading days per year	252	252
Expected volatility	12.3%	34.4%
Exercise price	$11.50	$11.50
Stock Price	$10.00	$10.19

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	2,398,500	2,398,500	4,797,000
Change in valuation inputs	(1,798,912)	(1,798,912)	(3,597,824)
Fair value as of March 31, 2022	599,588	599,588	1,199,176
Change in valuation inputs	(299,588)	(299,588)	(599,176)
Fair value as of June 30, 2022	300,000	300,000	600,000

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,350,000	$10,350,000	$20,700,000
Change in valuation inputs	(7,951,500)	(7,951,500)	(15,903,000)
Fair value as of December 31, 2021	2,398,500	2,398,500	4,797,000

Schedule of company's assets that are measured at fair value on a recurring basis
Description	Level	June 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$32,989,082	$75,758,781
Liabilities:
Warrant Liability – Public Warrants	1	$300,000	$2,398,500
Warrant Liability – Private Placement Warrants	3	$300,000	$2,398,500

Schedule of changes in the fair value of the level 3 convertible promissory note
Total
Initial measurement as of May 19, 2022	$—
Proceeds received through convertible note – related party	173,820
Change in fair value	(70,820)

Fair value as of June 30, 2022	$103,000